LEASES - Schedule of Lessor Rental Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Other income, net	$ 8,633	$ 11,005	$ 4,979